Income Tax Provision (Details) - Schedule of Components of Pretax Loss and Income Tax (Benefit) Expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Loss before income taxes:
Domestic					$ (6,749)	$ (3,604)
Foreign
Total loss before income taxes	$ (2,600)	$ (2,078)	$ (13,683)	$ (3,016)	(6,967)	(3,604)
Current
U.S. Federal
State
Foreign
Total Current
Deferred:
U.S. Federal					338	(873)
State					(1,423)	(6)
Foreign
Valuation allowance					1,085	879
Total Deferred
Total (benefit) provision for income taxes
Previously Reported [Member]
Loss before income taxes:
Total loss before income taxes					$ (6,749)	$ (3,604)